UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas Income Fund, Inc.
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  (Exact name of registrant as specified in charter)

700 North Water Street
Milwaukee, Wisconsin 53202
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  (Address of principle executive offices)

Jeffrey T. May, Senior Vice President & Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
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  (Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-6133

Date of Fiscal year-end: 12/31/2004

Date of reporting period: 07/1/2003 - 06/30/2004

Item 1. Proxy Voting Record

ISSUER NAME	TICKER	CUSIP	MTG DATE	MTG TYPE
			Proposal Type	Voted?	Vote	For/Agnst Mgmt
Correctional Properties Trust	CPV	22025E104	4/29/04	Annual
1.01	Elect Charles R. Jones		MGMT	YES	FOR	FOR
1.02	Elect James D. Motta		MGMT	YES	FOR	FOR
2.00	Amend Stock Option Plan		MGMT	YES	AGNST	AGNST
3.00	Ratify Selection of Auditors		MGMT	YES	FOR	FOR

Health Care Property Investors	HCP	421915109	5/7/04	Annual
1.01	Elect Mary A. Cirillo		MGMT	YES	FOR	FOR
1.02	Elect Robert R. Fanning Jr.		MGMT	YES	FOR	FOR
1.03	Elect James F. Flaherty III		MGMT	YES	FOR	FOR
1.04	Elect David B. Henry		MGMT	YES	FOR	FOR
1.05	Elect Michael D. McKee		MGMT	YES	FOR	FOR
1.06	Elect Harold M. Messmer Jr.		MGMT	YES	FOR	FOR
1.07	Elect Peter L. Rhein		MGMT	YES	FOR	FOR
1.08	Elect Kenneth B. Roath		MGMT	YES	FOR	FOR
1.09	Elect Richard M. Rosenberg		MGMT	YES	FOR	FOR
1.10	Elect Joseph P. Sullivan		MGMT	YES	FOR	FOR
2.00	Increase Authorized Common Stock		MGMT	YES	FOR	FOR
3.00	Repeal Classified Board		MGMT	YES	FOR	FOR
4.00	Ratify Selection of Auditors		MGMT	YES	FOR	FOR

National Health Realty	NHR	635905102	4/20/04	Annual
1.01	Elect Joseph M. Swanson		MGMT	YES	FOR	FOR
2.00	Ratify Selection of Auditors		MGMT	YES	FOR	FOR

Universal Health Realty Income Trust	UHT	91359E105	6/2/04	Annual
1.01	Elect Miles Berger		MGMT	YES	FOR	FOR
1.02	Elect Elliot J. Sussman		MGMT	YES	FOR	FOR

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nicholas Income Fund, Inc.

By (Signature and Title)	/s/ Albert O. Nicholas
Albert O. Nicholas, Principal Executive Officer

Date	08/12/2004